July 22, 2025 Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Coller Capital 950 Third Avenue New York NY 10022 Tel: +1 212 644 8500 Fax: +1 212 644 9133 info@collercapital.com www.collercapital.com

Re:	Coller Private Credit Secondaries
Securities Act File No. 333-282188
Investment Company Act File No. 811-24003
Post Effective Amendment No. 1 to Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Coller Private Credit Secondaries (the “Fund”), we hereby transmit for filing pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post Effective Amendment No.1 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at radin.ahmadian@collercapital.com or (212) 455-2851.

Sincerely,

/s/ Radin Ahmadian
Radin Ahmadian